Derivative and Hedging Instruments - Summary of Gross Notional Amount and Fair Value of Derivative Instruments (Detail) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 418,978,000,000	$ 402,477,000,000
Fair value, assets	27,793,000,000	19,449,000,000
Fair value, liabilities	14,962,000,000	10,284,000,000
Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	2,650,000,000	5,180,000,000
Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	82,000,000	350,000,000
Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	57,000,000	86,000,000
Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,756,000,000	1,790,000,000
Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	127,000,000	132,000,000
Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	628,000,000	2,822,000,000
Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	416,328,000,000	397,297,000,000
Fair value, assets	27,761,000,000
Fair value, liabilities	14,480,000,000	9,849,000,000
Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	287,182,000,000	283,172,000,000
Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	31,491,000,000	26,329,000,000
Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	38,853,000,000	33,432,000,000
Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	15,738,000,000	14,582,000,000
Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	16,750,000,000	13,069,000,000
Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	11,622,000,000	12,248,000,000
Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	3,467,000,000	3,387,000,000
Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	241,000,000	502,000,000
Non designated [Member] | Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	10,984,000,000	10,576,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	27,793,000,000	19,449,000,000
Fair value, liabilities	14,962,000,000	10,284,000,000
Fair value [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	25,735,000,000	17,894,000,000
Fair value, liabilities	12,652,000,000	8,397,000,000
Fair value [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,098,000,000	869,000,000
Fair value, liabilities	66,000,000	37,000,000
Fair value [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	3,000,000	6,000,000
Fair value [Member] | Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	32,000,000	65,000,000
Fair value, liabilities	482,000,000	435,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,000,000
Fair value, liabilities		5,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets		3,000,000
Fair value, liabilities	4,000,000	1,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	24,000,000	39,000,000
Fair value, liabilities	468,000,000	407,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	6,000,000	16,000,000
Fair value [Member] | Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,000,000	7,000,000
Fair value, liabilities	10,000,000	22,000,000
Fair value [Member] | Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets		19,384,000,000
Fair value, liabilities		10,284,000,000
Fair value [Member] | Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	21,332,000,000	15,159,000,000
Fair value, liabilities	12,190,000,000	8,140,000,000
Fair value [Member] | Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	838,000,000	606,000,000
Fair value, liabilities	1,659,000,000	1,399,000,000
Fair value [Member] | Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	3,833,000,000	2,337,000,000
Fair value, liabilities	565,000,000	273,000,000
Fair value [Member] | Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,092,000,000	853,000,000
Fair value, liabilities	66,000,000	37,000,000
Fair value [Member] | Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	0
Fair value [Member] | Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	663,000,000	423,000,000
Fair value [Member] | Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	0
Fair value [Member] | Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	$ 3,000,000	$ 6,000,000